Segment information - Summary of Operating Results of Reportable Segments (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) product_area	Dec. 31, 2024 EUR (€)		Dec. 31, 2023 EUR (€)
Disclosure of operating segments [line items]
Number of product areas | product_area	4
Turnover	€ 50,503	€ 52,479	[1]	€ 51,680	[1]
Operating profit	9,037	8,829	[1],[2]	8,998	[1],[2]
Non-underlying items	1,047	1,369		81
Underlying operating profit	10,084	10,198		9,079
Share of net profit of joint ventures and associates	245	250	[1]	228	[1]
Within underlying operating profit:
Depreciation and amortisation	1,310	1,237		1,147
Share-based compensation and other non-cash charges	397	429		313
Within non-underlying items:
Impairment and other non-cash charges	161	440		(60)
Beauty & Wellbeing
Disclosure of operating segments [line items]
Turnover	12,848	13,157		12,466
Operating profit	2,077	1,970		2,209
Non-underlying items	394	582		122
Underlying operating profit	2,471	2,552		2,331
Share of net profit of joint ventures and associates	5	3		1
Within underlying operating profit:
Depreciation and amortisation	293	271		257
Share-based compensation and other non-cash charges	83	111		73
Within non-underlying items:
Impairment and other non-cash charges	54	65		(6)
Personal Care
Disclosure of operating segments [line items]
Turnover	13,161	13,618		13,829
Operating profit	2,700	2,739		2,957
Non-underlying items	273	275		(165)
Underlying operating profit	2,973	3,014		2,792
Share of net profit of joint ventures and associates	8	5		3
Within underlying operating profit:
Depreciation and amortisation	386	362		328
Share-based compensation and other non-cash charges	142	113		87
Within non-underlying items:
Impairment and other non-cash charges	72	75		4
Home Care
Disclosure of operating segments [line items]
Turnover	11,565	12,352		12,181
Operating profit	1,512	1,521		1,419
Non-underlying items	206	264		77
Underlying operating profit	1,718	1,785		1,496
Share of net profit of joint ventures and associates	8	6		3
Within underlying operating profit:
Depreciation and amortisation	296	286		279
Share-based compensation and other non-cash charges	82	100		64
Within non-underlying items:
Impairment and other non-cash charges	18	195		(40)
Foods
Disclosure of operating segments [line items]
Turnover	12,929	13,352		13,204
Operating profit	2,748	2,599		2,413
Non-underlying items	174	248		47
Underlying operating profit	2,922	2,847		2,460
Share of net profit of joint ventures and associates	224	236		221
Within underlying operating profit:
Depreciation and amortisation	335	318		283
Share-based compensation and other non-cash charges	90	105		89
Within non-underlying items:
Impairment and other non-cash charges	€ 17	€ 105		€ (18)

[1]	The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
[2]	The 2024 and 2023 comparatives have been re-presented to reflect the demerger of our Ice Cream business (see note 21).